Capital Structure (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended						12 Months Ended
	Oct. 31, 2025 shares	Jul. 18, 2025 CNY (¥) shares	Jul. 18, 2025 USD ($) $ / shares shares	Jun. 03, 2025 $ / shares shares	Jan. 02, 2025 CNY (¥) shares	Jan. 02, 2025 USD ($) $ / shares shares	Oct. 31, 2024 $ / shares shares	Mar. 13, 2024 USD ($) $ / shares shares	Mar. 31, 2026 shares	Jan. 31, 2026 shares	Aug. 31, 2025 shares	Feb. 29, 2024 CNY (¥) shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2023 shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Capital Structure [Line Items]
Authorized share capital				450,000,000			5,000,000	2,000,000,000
Shares structure description								2,000,000,000 ordinary shares of a nominal or par value of US$0.001 each to US$2,000,000 divided into (1) 1,950,000,000 ordinary shares of par value of US$0.001 each and (2) 50,000,000 preference shares of par value of US$0.001 each, and each holder of the preference shares shall have twenty (20) votes for each Preference Share.
Par value (in Dollars per share) | $ / shares				$ 0.09		$ 0.09		$ 0.001
Dividend (in Dollars) | $								$ 2,000,000
Amount of exchange					¥ 7,299	$ 1,000
Repurchased aggregate shares														44,810
Shares outstanding, rate																	1.00%
Cash consideration (in Yuan Renminbi) | ¥															¥ 10,463
Carve Group Ltd [Member]
Capital Structure [Line Items]
Issuance of shares											195,894,609
New Dragon Group [Member]
Capital Structure [Line Items]
Issuance of shares												22,175	22,175
Amount of exchange												¥ 44,968	$ 6,254
Moonlit Group Ltd. [Member]
Capital Structure [Line Items]
Issuance of shares					5,555,556	5,555,556
Sea Synergy Limited [Member]
Capital Structure [Line Items]
Issuance of shares					4,444,445	4,444,445
Equality Group Ltd [Member]
Capital Structure [Line Items]
Issuance of shares					1,111,112	1,111,112
EGM [Member]
Capital Structure [Line Items]
Par value (in Dollars per share) | $ / shares				$ 0.001
Issuance of shares																44,810
AIFU [Member]
Capital Structure [Line Items]
Issuance of shares														3,156,815
Equity interests percentage														50.10%
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares outstanding																	4,117,242
Issuance of shares				5,000,000,000
Ordinary Shares [Member] | EGM [Member]
Capital Structure [Line Items]
Issuance of shares							5,000,000,000
Redeemable Ordinary Shares [Member]
Capital Structure [Line Items]
Redeemable ordinary shares outstanding																	54,411
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares outstanding															435,486,735	9,228,398
Issuance of shares		20,000,000	20,000,000
Outstanding shares																22,175
Ordinary shares were issued															435,531,545	9,273,208
Consideration for an aggregate amount		¥ 149,222	$ 20,790
Number of votes carries by ordinary shares							one
Class A Ordinary Shares [Member] | Warrant [Member]
Capital Structure [Line Items]
Issuance of shares		10,000,000	10,000,000
Class A Ordinary Shares [Member] | Sellers of Real Prospect Limited [Member] | Real Prospect Limited [Member]
Capital Structure [Line Items]
Issuance of shares	98,002,174
Class A Ordinary Shares [Member] | Sellers of Oriental Grove [Member]
Capital Structure [Line Items]
Issuance of shares										34,911,410
Class A Ordinary Shares [Member] | Sellers of Times Good [Member]
Capital Structure [Line Items]
Issuance of shares									87,400,144
Class A Ordinary Shares [Member] | Sellers of Times Good [Member] | Carve Group Ltd [Member]
Capital Structure [Line Items]
Percentage of equity interest									100.00%
Class A Ordinary Shares [Member] | EGM [Member]
Capital Structure [Line Items]
Par value (in Dollars per share) | $ / shares							$ 0.001
Issuance of shares							4,000,000,000									435,553,720
Class A Ordinary Shares [Member] | AIFU [Member]
Capital Structure [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 2.08
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Par value (in Dollars per share) | $ / shares				$ 0.09
Ordinary shares outstanding															6,666,668	6,666,668
Ordinary shares were issued															6,666,668	6,666,668
Number of votes carries by ordinary shares							one hundred
Class B Ordinary Shares [Member] | EGM [Member]
Capital Structure [Line Items]
Par value (in Dollars per share) | $ / shares							$ 0.001
Issuance of shares				1,000,000,000			1,000,000,000
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Capital Structure [Line Items]
Owned subsidiary rate															15.41%
Fanhua Puyi Fund Sales Co., Ltd. [Member] | Carve Group Ltd [Member]
Capital Structure [Line Items]
Percentage of equity interest											100.00%
Fanhua Puyi Fund Sales Co., Ltd. [Member] | Oriental Grove Ltd [Member]
Capital Structure [Line Items]
Percentage of equity interest										100.00%
Fanhua Puyi Fund Sales Co., Ltd. [Member] | Times Good Ltd [Member]
Capital Structure [Line Items]
Percentage of equity interest									100.00%
Fanhua Puyi Fund Sales Co., Ltd. [Member] | Sellers of Real Prospect Limited [Member] | Real Prospect Limited [Member]
Capital Structure [Line Items]
Percentage of equity interest	100.00%
Fanhua Puyi Fund Sales Co., Ltd. [Member] | Class A Ordinary Shares [Member] | EGM [Member]
Capital Structure [Line Items]
Issuance of shares				4,000,000,000